Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	AGAPE ATP CORPORATION
Entity Central Index Key	0001713210
Entity Tax Identification Number	36-4838886
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1705 – 1708, Level 17, Tower 2, Faber Towers
Entity Address, Address Line Two	Jalan Desa Bahagia
Entity Address, Address Line Three	Kuala Lumpur
Entity Address, City or Town	Taman Desa
Entity Address, Postal Zip Code	58100
City Area Code	(60)
Local Phone Number	192230099
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false